Intangible Assets and Goodwill (Amortization of the intangibles) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	$ 50,004
2014	11,970
Finite-Lived Intangible Assets, Net	$ 61,974	$ 99,477